UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a)

Swan Hedged Equity US Large Cap ETF
HEGD (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Swan Hedged Equity US Large Cap ETF for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://etfs.swanglobalinvestments.com/hedged-equity-etf/. You can also request this information by contacting us at 1-970-382-8901.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Swan Hedged Equity US Large Cap ETF	$41	0.79%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$248,205,961
Number of Holdings	9
Portfolio Turnover	15%
30-Day SEC Yield	0.52%
30-Day SEC Yield Unsubsidized	0.52%
Visit https://etfs.swanglobalinvestments.com/hedged-equity-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Security Breakdown (%)

Top 10 Issuers	(%)
SPDR S&P 500 ETF Trust	94.7%
S&P 500 Index Option	3.7%
First American Government Obligations Fund	1.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.swanglobalinvestments.com/hedged-equity-etf/
Swan Hedged Equity US Large Cap ETF	PAGE 1	TSR_SAR_53656F599

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Swan Capital Management, LLC documents not be householded, please contact Swan Capital Management, LLC at 1-970-382-8901, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Swan Capital Management, LLC or your financial intermediary.
Swan Hedged Equity US Large Cap ETF	PAGE 2	TSR_SAR_53656F599

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Swan Hedged Equity US Large Cap ETF
Core Financial Statements
May 31, 2024 (Unaudited)

TABLE OF CONTENTS (Unaudited)

Swan Hedged Equity US Large Cap ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 94.7%
SPDR S&P 500 ETF Trust(a)		445,602	$234,997,126
TOTAL EXCHANGE TRADED FUNDS (Cost $192,219,583)			234,997,126
	Notional Amount	Contracts
PURCHASED OPTIONS - 4.8%(b)(c)
Put Options - 4.8%
S&P 500 Index
Expiration: 12/20/2024; Exercise Price: $4,550.00	$14,249,277	27	108,270
Expiration: 12/31/2024; Exercise Price: $4,550.00	101,328,192	192	810,240
Expiration: 12/19/2025; Exercise Price: $5,000.00	235,376,946	446	9,006,970
Expiration: 12/20/2024; Exercise Price: $5,000.00	14,249,277	27	239,085
Expiration: 12/31/2024; Exercise Price: $5,000.00	101,328,192	192	1,756,800
Total Put Options			11,921,365
TOTAL PURCHASED OPTIONS (Cost $26,451,282)			11,921,365
		Shares
SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
First American Government Obligations Fund - Class X, 5.23%(d)		3,663,238	3,663,238
TOTAL SHORT-TERM INVESTMENTS (Cost $3,663,238)			3,663,238
TOTAL INVESTMENTS - 101.0% (Cost $222,334,103)			$250,581,729
Liabilities in Excess of Other Assets - (1.0)%			(2,375,768)
TOTAL NET ASSETS - 100.0%			$248,205,961

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

1

Swan Hedged Equity US Large Cap ETF
Schedule of Written Options
as of May 31, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%(a)(b)
Put Options - (1.1)%
S&P 500 Index
Expiration: 12/20/2024; Exercise Price: $4,775.00	$(28,498,554)	(54)	$(316,170)
Expiration: 12/31/2024; Exercise Price: $4,775.00	(202,656,384)	(384)	(2,346,240)
Total Put Options			(2,662,410)
TOTAL WRITTEN OPTIONS (Premiums received $9,021,807)			(2,662,410)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

STATEMENT of Assets and Liabilities (Unaudited)
May 31, 2024

Swan Hedged Equity US Large Cap ETF
ASSETS:
Investments, at value	$250,581,729
Deposit at broker for other investments	436,468
Dividends and interest receivable	17,084
Total assets	251,035,281
LIABILITIES:
Written option contracts, at value	2,662,410
Payable to adviser	166,910
Total liabilities	2,829,320
NET ASSETS	$248,205,961
Net Assets Consists of:
Paid-in capital	$233,328,554
Total distributable earnings	14,877,407
Total net assets	$248,205,961
Net asset value	$248,205,961
Shares issued and outstanding(a)	12,000,000
Net asset value per share	$20.68
Cost:
Investments cost	$222,334,103
Proceeds:
Written options premium	$9,021,807

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

STATEMENT of Operations (Unaudited)
For the Period Ended May 31, 2024

Swan Hedged Equity US Large Cap ETF
INVESTMENT INCOME:
Dividend income	$1,421,451
Interest income	90,608
Total investment income	1,512,059
EXPENSES:
Investment advisory fee	888,376
Interest expense	149
Total expenses	888,525
Net investment income	623,534
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(218,426)
Written option contracts expired or closed	3,128,665
Net realized gain	2,910,239
Net change in unrealized appreciation on:
Investments	13,946,919
Written option contracts	3,276,618
Net change in unrealized appreciation	17,223,537
Net realized and unrealized gain	20,133,776
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,757,310

The accompanying notes are an integral part of these financial statements.

4

Statements of Changes in Net Assets

	Swan Hedged Equity US Large Cap ETF
	Period ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
OPERATIONS:
Net investment income	$623,534	$960,436
Net realized gain/(loss)	2,910,239	(118,502)
Net change in unrealized appreciation	17,223,537	5,968,229
Net increase in net assets from operations	20,757,310	6,810,163
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(796,991)	(1,114,132)
Total distributions to shareholders	(796,991)	(1,114,132)
CAPITAL TRANSACTIONS:
Subscriptions	65,174,932	95,545,776
Redemptions	(31,548,617)	(45,183,664)
ETF transaction fees (See Note #)	19,344	28,146
Net increase in net assets from capital transactions	33,645,659	50,390,258
Net Increase in Net Assets	53,605,978	56,086,289
NET ASSETS:
Beginning of the period	194,599,983	138,513,694
End of the period	$248,205,961	$194,599,983
SHARES TRANSACTIONS
Subscriptions	3,260,000	5,160,000
Redemptions	(1,580,000)	(2,510,000)
Total increase/(decrease) in shares outstanding	1,680,000	2,650,000

The accompanying notes are an integral part of these financial statements.

5

Swan Hedged Equity US Large Cap ETF
Financial Highlights

	Period ended May 31, 2024 (Unaudited)	Year ended November 30,		Period ended November 30, 2021(a)
		2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$18.86	$18.06	$19.04	$16.49
INVESTMENTS OPERATIONS:
Net investment income(b)(c)	0.06	0.12	0.08	0.04
Net realized and unrealized gain (loss) on investments	1.84	0.83	(1.00)	2.50
Total from investment operations	1.90	0.95	(0.92)	2.54
LESS DISTRIBUTIONS FROM:
From net investment income	(0.08)	(0.15)	(0.06)	—
Total distributions	(0.08)	(0.15)	(0.06)	—
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.01
Net asset value, end of period	$20.68	$18.86	$18.06	$19.04
Total return(e)	10.12%	5.32%	(4.85)%	15.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$248,206	$194,600	$138,514	$145,083
Ratio of expenses to average net assets(f)(g)	0.79%	0.80%	0.80%	0.79%
Ratio of net investment income to average net assets(f)(g)	0.55%	0.69%	0.46%	0.27%
Portfolio turnover rate(e)(h)	15%	23%	230%	2%

(a)	Inception date of the Fund was December 22, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate exclude in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

Swan Hedged Equity US Large Cap ETF
Notes to Financial Statements
May 31, 2024 (Unaudited)
1. ORGANIZATION
Swan Hedged Equity US Large Cap ETF (the “Fund”) is a non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks long term capital appreciation while mitigating overall market risk. The Fund uses a combination of several strategies to produce capital appreciation while reducing risk exposure across market conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has designated the Adviser as the valuation designee of the Fund. In its capacity as valuation designee, Swan Capital Management, LLC (“Swan Capital” or “Adviser”) has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be

7

Swan Hedged Equity US Large Cap ETF
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at May 31, 2024, are as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$234,997,126	$—	$ —	$234,997,126
Purchased Options	—	11,921,365	—	11,921,365
Money Market Funds	3,663,238	—	—	3,663,238
Total Investments	238,660,364	11,921,365	—	250,581,729

8

Swan Hedged Equity US Large Cap ETF
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Written Options	$ —	$(2,662,410)	$ —	$(2,662,410)
Total Investments	$ —	$(2,662,410)	$—	$(2,662,410)

Refer to the Schedule of Investments for industry classifications.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of November 30, 2023, the Fund’s most recent fiscal year end, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of November 30, 2023, the Fund’s most recent fiscal year end, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognized no interest or penalties related to uncertain tax benefits in the 2023 fiscal year. At November 30, 2023, the Fund’s most recent fiscal year end, the tax periods from commencement of operations remained open to examination in the Fund’s major tax jurisdictions.
Indemnification – In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9

Swan Hedged Equity US Large Cap ETF
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
Derivatives – The Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Fund utilizes the defined risk strategy philosophy developed in 1997 by Randy Swan, President of the Adviser. In implementing this strategy, the equity portion of the Fund’s portfolio is hedged using put options and the option portion of the Fund’s portfolio is actively managed to seek additional return or provide risk mitigation. Additionally, the Fund invests in derivatives in order to protect against a possible decline in the market value of the securities in its portfolio, to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future and as a means of increasing the yield on its assets. The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of May 31, 2024, the Fund’s derivative instruments are not subject to a master netting arrangement.
The average monthly value outstanding of purchased and written options during the year ended May 31, 2024, were as follows:

Purchased Options	$17,934,569
Written Options	5,376,600

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of May 31, 2024:

	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Equity Risk Contracts
Purchased Options	$ 11,921,365	$—
Written Options	—	2,662,410
Total	$11,921,365	$2,662,410

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the year ended May 31, 2024:

	Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
	Purchased Options	Written Options	Purchased Options	Written Options
Equity Risk Contracts	$ (7,863,134)	$3,128,665	$ (7,869,195)	$3,276,618

10

Swan Hedged Equity US Large Cap ETF
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).
Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Swan Capital, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.79% of the Fund’s average daily net assets. Swan Capital has agreed to pay all expenses of the Fund except the fee paid to Swan Capital under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Swan Global Management, LLC (the “Sub-Adviser”), a Puerto Rico limited liability company serves as the sub-adviser to the Fund. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which fee is calculated and paid monthly, at a rate of 70% of the Adviser’s net advisory fee.
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as the Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

11

Swan Hedged Equity US Large Cap ETF
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain
Period ended May 31, 2024	$796,991	$ —
Year ended October 31, 2023	$ 1,114,132	$—

(1)	Ordinary income includes short-term capital gains.
At November 30, 2023, the Fund’s most recent fiscal year end, the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Federal Tax Cost of Investments*	$180,054,713
Gross Tax Unrealized Appreciation	$21,719,147
Gross Tax Unrealized Depreciation	$(7,350,769)
Net Tax Unrealized Appreciation	$14,368,378

*	Includes written option premiums

12

Swan Hedged Equity US Large Cap ETF
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
As of October 31, 2023, the Fund’s tax year end, the tax basis of distributable earnings/(accumulated losses) were as follows:

Undistributed Ordinary Income	$266,216
Other Accumulated Gain (Loss)**	$ (20,080,992)
Unrealized Appreciation on Investments	4,242,302
Total Distributable Earnings (Accumulated Losses)	$(15,572,474)

** Includes straddle loss deferral of $(11,056,886).
As of October 31, 2023, the difference between book-basis and tax-basis unrealized appreciation/(depreciation) is due to wash sales and mark-to-market of Section 1256 contracts.
Under current tax law, net capital losses realized after December 31st may be deferred and treated as occurring on the first day of the following tax year. The Fund’s carryforward losses and post-December losses are determined only at the end of each tax year. At October 31, 2023, the Fund had indefinite long-term carryforward losses of $5,091,086 and indefinite short-term carryforward losses of $3,933,020.
The Fund did not defer any late year losses for the most recent tax year ended October 31, 2023.
6. INVESTMENT TRANSACTIONS
During the period ended May 31, 2024, the Fund realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Realized Gains	Realized Losses
Swan Hedged Equity US Large Cap ETF	$6,205,907	$ —

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended May 31, 2024 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Swan Hedged Equity US Large Cap ETF	$34,221,028	$33,702,111	$60,588,295	$28,794,487

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. SUBSEQUENT EVENTS
Management has evaluated the Fund’s related events and transactions that occurred subsequent to May 31, 2024, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

13

Swan Hedged Equity US Large Cap ETF
Supplemental Information
May 31, 2024 (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the prospectus for the Fund may  be obtained without charge by writing to the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-970-382-8901, or by visiting the Fund’s website at https://etfs.swanglobalinvestments.com/hedged-equity-etf/.
QUARTERLY PORTFOLIO HOLDING INFORMATION
The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-970-382-8901. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
The Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-970-382-8901, and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at https://etfs.swanglobalinvestments.com/hedged-equity-etf/.
TAX INFORMATION
For the year ended October 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For the year ended October 31, 2023, 100.00% of dividends declared from ordinary income were designed as qualified dividend income.
For the year ended October 31, 2023, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

14

Swan Hedged Equity US Large Cap ETF
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS
At a meeting held on December 4 and 7, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement between Swan Capital Management, LLC (the “Adviser”) and the Trust, on behalf of Swan Hedged Equity US Large Cap ETF (the “Fund”) (the “Advisory Agreement”), and a sub-advisory agreement between the Adviser, the Trust, and Swan Global Management, LLC (the “Sub-Adviser”) with respect to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreements after their initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of the Fund and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from and reviewed a wide variety of information provided by the Adviser and Sub-Adviser.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of the Fund’s strategy, the services provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s personnel and operations. The Board considered the Adviser’s and Sub-Adviser’s presentations and the materials it received in advance of the meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreements. The Board also considered the information about the Fund that the Adviser and the Sub-Adviser provided over the course of the prior year. The Board deliberated on the approval of the Agreements for an additional one-year period in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the Agreements and the Independent Trustees’ responsibilities relating thereto.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Fund; (ii) the Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser and Sub-Adviser from their relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory and sub-advisory fee for the Fund reflects economies of scale shared with its shareholders; (vi) any benefits derived by the Adviser and Sub-Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser and Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory and sub-advisory arrangements and the renewal of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Advisory Agreement, noting that the Adviser expects to continue to provide substantially similar investment management services to the Fund over the course of the next year. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (the “CCO”). The Board also considered its previous experience with the Adviser and the investment management services it has provided to the Fund. The Board noted that it had received a copy of the Adviser’s registration form on Form ADV, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.
In addition to the Adviser’s responsibilities with respect to implementing the Fund’s investment program, the Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, overseeing the activities of the Sub-Adviser, compliance with various policies and procedures and with applicable securities regulations, and the extent to which the Fund achieved its investment objective. The Board further considered the information provided by the Adviser with respect to the ongoing impact of the COVID-19 pandemic on the Adviser’s operations.

15

Swan Hedged Equity US Large Cap ETF
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS (Continued)
Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the materials provided in advance of the Meeting and considered the Fund’s performance for the period ended September 30, 2023. The Board noted that, for the since inception period, the Fund outperformed the Cboe 95-110 Collar Index, before Fund fees and expenses. The Board noted that, for the one-year period, the Fund underperformed the Cboe 95-110 Collar Index and the S&P 500 Total Return Index, before Fund fees and expenses. The Board noted that, for the since inception period, the Fund underperformed the S&P 500 Total Return Index. The Board also noted that, for the one-year period as of September 30, 2023, the Fund underperformed the median for funds in the universe of Options Trading ETFs as reported by Morningstar (the “Category Peer Group”).
The Board also considered the Fund’s performance relative to the most direct competitors as identified by the Adviser, which are actively managed ETFs focused on hedging or downside risk mitigation (the “Selected Peer Group”). The Board noted that, for the one-year period, the Fund performed within the range of returns for the Selected Peer Group.
Cost of Services Provided and Profitability. The Board reviewed the expense ratio for the Fund and compared the expense ratio to those of its Category Peer Group and Selected Peer Group. The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Fund pays no expenses except for the fee payable to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses (if any) paid by the Trust under the distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account the Adviser’s profitability analysis with respect to the Fund.
The Board noted that the expense ratio for the Fund was equivalent to its unitary fee. The Board further noted that the expense ratio for the Fund was slightly lower to the median expense ratio of its Category Peer Group. The Board also noted that the Fund’s expense ratio was within the range of the expense ratios for the Selected Peer Group.
Economies of Scale. The Board noted that it is not yet evident whether the Fund has reached the size at which it has begun to realize economies of scale, but acknowledged that breakpoints might be warranted if the Fund’s assets continue to grow. However, the Board further determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with the Fund’s shareholders. The Board stated that it would monitor fees as the Fund grows and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Approval of Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Sub-Advisory Agreement, noting that Sub-Adviser expects to continue to provide substantially similar investment management services to the Fund over the course of the next year. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of the Fund, subject to the supervision and oversight of the Adviser; determining the assets to be purchased, retained or sold by the Fund; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered past and current reports of the Trust’s CCO with respect to Sub-Adviser’s compliance program and noted that it had

16

Swan Hedged Equity US Large Cap ETF
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS (Continued)
received a copy of the Sub-Adviser’s registration form on Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations and its previous experience with the Sub-Adviser providing investment management services to the Fund. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on its operations.
Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the materials and considered the Fund’s performance for the period ended September 30, 2023.
Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser rather than the Fund, and noted that the fees reflect an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the Sub-Adviser’s profitability analysis with respect to the Fund.
The Board noted that it is not yet evident whether the Fund has reached the size at which it has have begun to realize economies of scale, but acknowledged that breakpoints might be warranted if the Fund’s assets continue to grow. The Board further noted that because the Fund pays the Adviser a unitary fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than to the Fund’s shareholders. The Board stated it would monitor fees as the Fund grows and consider whether fee breakpoints might be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

17

Investment Adviser:
Swan Capital Management, LLC
1099 Main Avenue, Suite 206
Durango, Colorado 81301
Investment Sub-Adviser:
Swan Global Management, LLC
20 Ridge Top
Humacao, Puerto Rico 00791
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19145
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator, Fund Accountant & Transfer Agent:
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202
Custodian:
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Fund.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except those specified in the Fund’s Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	8/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	8/5/2024

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	8/5/2024

* Print the name and title of each signing officer under his or her signature.